Document and Entity Information	Jan. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2024
Entity File Number	001-37483
Entity Registrant Name	Hewlett Packard Enterprise Co
Entity Central Index Key	0001645590
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3298624
Entity Address, Address Line One	1701 E Mossy Oaks Road
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389
City Area Code	678
Local Phone Number	259-9860
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	HPE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false